Document and Entity Information	May 16, 2023
Cover [Abstract]
Entity Registrant Name	SPECTRUM PHARMACEUTICALS INC
Security Exchange Name	NASDAQ
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0000831547
Document Type	8-K
Document Period End Date	May 16, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-35006
Entity Tax Identification Number	93-0979187
Entity Address, Address Line One	Pilot House-Lewis Wharf, 2 Atlantic Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	586-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SPPI
Entity Emerging Growth Company	false